FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

The estimated fair value of the Company’s financial instruments not measured at fair value on a recurring basis are as follows:

	June 30, 2020
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,500	$2,500	$2,500	$—	$—
Certificates of deposit	1,840	1,840	1,840	—	—
Investment securities – held to maturity	3,495	3,622	—	3,622	—
Mortgage-backed securities – held to maturity:
Agency	96,488	96,042	—	96,042	—
Private-label	618	607	—	—	607
Net loans receivable	91,032	98,700	—	—	98,700
Accrued interest receivable	744	744	744	—	—
FHLB stock	6,564	6,564	6,564	—	—
Bank owned life insurance	4,907	4,907	4,907	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$22,657	$22,657	$22,657	$—	$—
Interest-earning checking	25,075	25,075	25,075	—	—
Savings accounts	44,541	44,541	44,541	—	—
Money market accounts	21,743	21,743	21,743	—	—
Certificates of deposit	35,063	35,237	—	—	35,237
Advance payments by borrowers for taxes and insurance	2,256	2,256	2,256	—	—
FHLB advances – fixed rate	15,000	14,818	—	—	14,818
FHLB advances – variable rate	85,000	85,000	85,000	—	—
FHLB short-term advances	59,159	59,159	59,159	—	—
Other short-term advances	7,000	7,000	7,000	—	—
Accrued interest payable	487	487	487	—	—

	June 30, 2019
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$4,379	$4,379	$4,379	$—	$—
Certificates of deposit	1,843	1,843	1,843	—	—
Investment securities – held to maturity	3,995	4,080	—	4,080	—
Mortgage-backed securities – held to maturity:
Agency	107,448	107,832	—	107,832	—
Private-label	883	876	—	—	876
Net loans receivable	90,588	92,062	—	—	92,062
Accrued interest receivable	1,219	1,219	1,219	—	—
FHLB stock	7,010	7,010	7,010	—	—
Bank owned life insurance	4,789	4,789	4,789	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest earning checking	$19,770	$19,770	$19,770	$—	$—
Interest-earning checking	23,541	23,541	23,541	—	—
Savings accounts	43,740	43,740	43,740	—	—
Money market accounts	19,958	19,958	19,958	—	—
Certificates of deposit	37,361	37,359	—	—	37,359
Advance payments by borrowers for taxes and insurance	2,065	2,065	2,065	—	—
FHLB advances – fixed rate	15,000	14,323	—	—	14,323
FHLB advances – variable rate	85,000	85,000	85,000	—	—
FHLB short-term advances	70,828	70,828	70,828	—	—
Accrued interest payable	823	823	823	—	—